Fair Value Measurements - Summary of Activity for the Safe Liabilities that were Measured at Fair Value (Detail) - SAFE Liabilities [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Opening Balance	$ 30,515	$ 0
Initial fair value recognition		31,515
Loss on issuance		255
Fair value adjustments	3,610	(1,255)
Redemption	(34,125)
Ending Balance	$ 0	$ 30,515